Prepayments (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of prepayments

	As of	As of
	June 30, 2026	December 31, 2025
Prepayment for purchases	$116,330	$78,070
Prepaid sales tax	165,302	152,890
Prepayment for business expansion (Note)	423,960	-
Other prepayments	77,001	78,729
	$782,593	$309,689